EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings (Loss) Per share
Net (loss) income attributable to the Company	$ (3,474,512)	$ 9,749	$ 2,866,857
Weighted average number of common shares outstanding, Basic	38,689,560	35,000,000	35,000,000
Weighted average number of common shares outstanding, Diluted	38,689,560	35,000,000	35,000,000
Earnings per share, Basic	$ (0.09)	$ 0.00	$ 0.08
Earnings per share, Diluted	$ (0.09)	$ 0.00	$ 0.08